Held for sale - Summary of Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	£ 2,900	£ 3,009	£ 2,964
Investments in joint ventures and associates	7	392
Deferred income tax assets	59	60
Trade and other receivables	313	100
Total non-current assets	4,477	4,529
Current assets
Intangible assets - pre-publication	870	817
Inventories	169	164
Trade and other receivables	1,275	1,178
Non-current liabilities
Non-current liabilities	(1,835)	(1,246)
Current liabilities
Trade and other liabilities	(1,278)	(1,400)
Total liabilities	(3,327)	(3,380)
Net assets	4,323	4,525
Disposal groups classified as held for sale [member]
Non-current assets
Intangible assets		168
Investments in joint ventures and associates	397
Deferred income tax assets		98
Trade and other receivables		25
Total non-current assets	397	291
Current assets
Intangible assets - pre-publication		242
Inventories		55
Trade and other receivables		60
Total current assets		357
Assets classified as held for sale	397	648
Non-current liabilities
Other liabilities		(371)
Non-current liabilities		(371)
Current liabilities
Trade and other liabilities		(202)
Current liabilities		(202)
Total liabilities		(573)
Net assets	£ 397	£ 75